Commitments and Contingencies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 13, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Purchase of additional shares (in Shares)			1,050,000
Deferred compensation per unit (in Dollars per share)			$ 0.4
Business combination amount			$ 2,800,000
Cash fee percentage on gross proceeds			4.00%
Purchase of additional shares (in Shares)	1,050,000
Common stock shares outstanding (in Shares)			0	0
Aggregate of shares (in Shares)		1,819,538
Percentage of ownership		14.00%
RevBio [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of outstanding equity interests		100.00%
Common stock shares issued (in Shares)		12,319,538
Common stock shares outstanding (in Shares)		12,319,538
Shares subject to redemption (in Shares)		7,278,151
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination marketing agreement , description		The Company has engaged LifeSci Capital LLC as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its prospectus and public filings in connection with the Business Combination. The Company will pay LifeSci Capital LLC a cash fee for such services upon the consummation of a Business Combination in an amount equal to 4.0% of the gross proceeds of Initial Public Offering, exclusive of any applicable finders’ fees which might become payable.
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount (in Dollars per share)			$ 0.2
Aggregate principal amount			$ 1,400,000
Business combination amount			3,220,000
Over-Allotment Option [Member] | Underwriting [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 3,220,000
Over-Allotment Option [Member] | Underwriting [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount			$ 1,610,000
Underwriting [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 1,400,000
Discount per share (in Dollars per share)		$ 0.2
Per share price (in Dollars per share)		$ 0.4
Underwriting [Member] | Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination amount		$ 2,800,000
Underwriting [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 1,610,000
RevBio [Member]
Commitments and Contingencies (Details) [Line Items]
Shares Issue (in Shares)		10,500,000